Contingent Liabilities and Commitments_Acceptances And Guarantees By Counterparty(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 6,867,686	₩ 6,743,238
Unconfirmed guarantees	2,439,101	2,500,005
Total	₩ 9,306,787	₩ 9,243,243
Proportion (%)	100.00%	100.00%
Large companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 5,538,003	₩ 5,962,004
Unconfirmed guarantees	1,770,235	1,904,346
Total	₩ 7,308,238	₩ 7,866,350
Proportion (%)	78.53%	85.10%
Small and medium-sized companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 695,860	₩ 650,612
Unconfirmed guarantees	459,487	397,539
Total	₩ 1,155,347	₩ 1,048,151
Proportion (%)	12.41%	11.34%
Public sector and others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 633,823	₩ 130,622
Unconfirmed guarantees	209,379	198,120
Total	₩ 843,202	₩ 328,742
Proportion (%)	9.06%	3.56%